Schedule of Defined Benefit Pension Plans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Change in benefit obligations:
Benefit obligations, beginning of year	$ 735,062	$ 726,908	$ 726,908	$ 700,822
Current service costs	4,650	4,686	17,573	20,028	19,080
Plan curtailment and settlement				(9,263)
Interest cost	7,730	9,314	35,344	33,842	32,841
Plan amendments			(14,766)	1,675
Actuarial loss (gain)			41,719	(63,469)
Benefits paid			(27,526)	(24,550)
Foreign currency translation			(44,190)	67,823
Benefit obligations, end of year			735,062	726,908	700,822
Change in plan assets:
Fair value of plan assets, beginning of year	646,812	638,357	638,357	536,541
Actual gain on plan assets			30,205	35,316
Employer contributions			43,372	29,745
Employee contributions			2,911
Benefits paid			(25,983)	(20,740)
Plan curtailment and settlement				(4,698)
Foreign currency translation			(42,050)	62,193
Fair value of plan assets, end of year			646,812	638,357	536,541
Accumulated benefit obligation			702,696	669,329
Projected benefit obligation			735,062	726,908	700,822
Fair value of plan assets			646,812	638,357	536,541
Funded status			88,250	88,551
Pension guarantee assets	(4,733)		(4,974)	(5,406)
Net recognized pension liability			83,276	83,145
Net recognized pension liability:
Non-current asset - pension guarantee assets (note 13	4,733		4,974	5,406
Non-current asset (note 13)	26,632		19,449	15,326
Non-current liability (note 14)			(107,699)	(103,877)
Amounts recorded in accumulated other comprehensive (earnings) loss:
Unrecognized net actuarial and experience losses			62,004	15,432
Unrecognized prior service costs (credits)			(12,980)	1,762
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax, Total			$ 49,024	$ 17,194